Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Fair Value Of Financial Instruments Explanatory (Details) - Recurring fair value measurement - Financial assets at fair value through profit or loss - CNY (¥)
¥ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management and fair value of financial instruments
Financial assets	¥ 332,335	¥ 1,742,065
Level 1
Financial risk management and fair value of financial instruments
Financial assets	36,774	56,919
Level 2
Financial risk management and fair value of financial instruments
Financial assets	144,252	¥ 1,685,146
Level 3
Financial risk management and fair value of financial instruments
Financial assets	¥ 151,309